Income tax recovery and deferred tax assets and liabilities (Detail Textuals)	12 Months Ended
Dec. 31, 2018
Income tax recovery and deferred tax assets and liabilities [Abstract]
Tax effected percentage	27.00%
Non-capital losses expired	The non-capital losses expire between 2034 and 2038.